Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)				100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)				80.00%
Annualized general partner administrative fee (in hundredths)	2.00%
Annualized ongoing placement agent fee (in hundredths)	2.00%
Annualized flat rate brokerage fee (in hundredths)		6.00%	4.00%
Limited partners unit that can be redeemed (in hundredths)	100.00%		100.00%	100.00%
Whole units required per redemption (in units)				100
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)				80.00%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)				100.00%